Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories
6	Inventories

	December 31,	December 31,
	2017	2016
	$	$

Stockpiles	1,554	1,585
Concentrates	3,839	6,647
Supplies and spare parts	15,406	13,077
	20,799	21,309

Cost of sales are comprised of production costs of sales and depletion, depreciation and amortization, and represent the cost of inventories recognized as an expense for the years ended December 31, 2017 and 2016 of $159,154 and $126,400, respectively. Supplies and spare parts inventory as at December 31, 2017 is stated net of a provision of $1,663 (2016 - $1,384) to write inventories down due to obsolescence. Supplies and spare parts inventory held at NRV at December 31, 2017 was $9,045 (2016 - $6,561). During the year ended December 31, 2017, the Company wrote down stockpile and concentrate inventory to its NRV, recording a charge of $2,106 (2016 - $1,365). Stockpile and concentrate inventory held at NRV as at December 31, 2017 was $794 (2016 - $375).